Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Earnings per share

36.       Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year.

	2022	2021	2020

Income attributable to the shareholders of the company	1,670,755	2,957,174	1,828,254

Weighted average number of common shares issued (thousands)	2,419,961	2,420,314	2,420,804

Basic earnings per share (expressed in R$)	0.69	1.22	0.76

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2022	2021	2020

Income attributable to the shareholders of the company	1,670,755	2,957,174	1,828,254

Weighted average number of common shares issued (thousands)	2,420,245	2,420,638	2,421,065

Diluted earnings per share (in R$)	0.69	1.22	0.76

The calculation of diluted earnings per share considered 284 thousands (324 thousands on December 31, 2021) shares related to the long-term incentive plan, as mentioned in Note 28.